Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - US Treasury securities		$ 291,525,100
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - US Treasury securities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	383,333	191,667
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities	10,667	5,333
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - US Treasury securities
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Related Party [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Liabilities:
Working capital loans - related party
Related Party [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Working capital loans - related party		$ 100,800